Long Term Debt	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Long Term Debt

NOTE 7 – Long Term Debt

Notes payable of Biozone Labs
Capitalized lease obligations bearing interest at rates ranging from 8.6% to 16.3%,	$347,714
payable in monthly installments of $168 to $1,589, inclusive of interest
City of Pittsburg Redevelopment Agency, 3% interest, payable in monthly installments	278,409
of $3,640 inclusive of interest
Other	90,000
Notes payable of 580 Garcia Properties
Mortgage payable of 580 Garcia collateralized by the land and building	2,655,715
payable in monthly installments of $20,794, inclusive of interest at 7.24% per annum
$3,371,838
Less: current portion	284,576
3,087,262